LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.99%
INVESTMENT COMPANIES–96.99%
Equity Funds–78.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	54,619	$ 4,456,599
LVIP MFS Value Fund	546,989	30,406,581
LVIP SSGA Mid-Cap Index Fund	441,745	6,367,306
LVIP SSGA Nasdaq-100 Index Fund	172,261	1,845,091
LVIP SSGA S&P 500 Index Fund	1,510,478	43,340,135
LVIP SSGA Small-Cap Index Fund	312,152	11,430,383
LVIP SSGA Small-Mid Cap 200 Fund	213,064	2,747,886
LVIP T. Rowe Price Growth Stock Fund	441,858	26,967,940
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	236,096	7,488,500
LVIP Wellington SMID Cap Value Fund	352,306	11,071,575
		146,121,996
Fixed Income Funds–17.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	627,500	6,464,505
LVIP Delaware Bond Fund	734,756	9,419,572
LVIP Delaware Diversified Floating Rate Fund	45,989	452,212
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	680,170	$ 7,387,331
LVIP Western Asset Core Bond Fund	995,072	9,368,599
		33,092,219
Global Equity Fund–1.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	235,211	2,251,202
		2,251,202
Total Affiliated Investments (Cost $150,560,833)		181,465,417

UNAFFILIATED INVESTMENT–3.06%
INVESTMENT COMPANY–3.06%
Money Market Fund–3.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	5,727,085	5,727,085
Total Unaffiliated Investment (Cost $5,727,085)		5,727,085

TOTAL INVESTMENTS–100.05% (Cost $156,287,918)	187,192,502
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(84,960)
NET ASSETS APPLICABLE TO 16,008,977 SHARES OUTSTANDING–100.00%	$187,107,542

✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
20	U.S. Treasury 5 yr Notes	$2,293,750	$2,323,453	6/30/22	$—	$(29,703)
Equity Contracts:
3	E-mini Russell 2000 Index	309,960	315,592	6/17/22	—	(5,632)
2	E-mini S&P 500 Index	453,075	462,477	6/17/22	—	(9,402)
1	E-mini S&P MidCap 400 Index	268,920	277,261	6/17/22	—	(8,341)
					—	(23,375)
Total Futures Contracts					$—	$(53,078)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$181,465,417	$—	$—	$181,465,417
Unaffiliated Investment Company	5,727,085	—	—	5,727,085
Total Investments	$187,192,502	$—	$—	$187,192,502
Derivatives:
Liabilities:
Futures Contracts	$(53,078)	$—	$—	$(53,078)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.99%@
Equity Funds-78.10%@
✧✧LVIP Baron Growth Opportunities Fund	$4,930,034	$529,054	$290,378	$(28,789)	$(683,322)	$4,456,599	54,619	$—	$—
✧✧LVIP MFS Value Fund	33,148,633	1,729,605	3,252,832	(123,552)	(1,095,273)	30,406,581	546,989	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,813,303	367,553	474,593	(23,699)	(315,258)	6,367,306	441,745	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,991,841	146,885	116,151	(8,565)	(168,919)	1,845,091	172,261	—	—
✧✧LVIP SSGA S&P 500 Index Fund	47,475,537	2,467,857	4,394,189	(57,959)	(2,151,111)	43,340,135	1,510,478	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,121,484	685,195	1,377,271	(150,122)	(848,903)	11,430,383	312,152	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,923,940	157,522	271,134	(76,469)	14,027	2,747,886	213,064	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	27,553,166	5,580,057	1,764,663	(336,571)	(4,064,049)	26,967,940	441,858	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,549,318	1,363,592	472,059	(99,194)	(853,157)	7,488,500	236,096	—	—
✧✧LVIP Wellington SMID Cap Value Fund	11,852,803	635,873	1,400,711	17,554	(33,944)	11,071,575	352,306	—	—
Fixed Income Funds-17.69%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	6,946,556	367,554	822,700	(60,830)	33,925	6,464,505	627,500	—	—
✧✧LVIP Delaware Bond Fund	10,569,845	556,581	1,044,573	(135,937)	(526,344)	9,419,572	734,756	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	466,297	12,423	(67)	(1,595)	452,212	45,989	—	—
✧✧LVIP SSGA Bond Index Fund	8,285,530	435,812	849,935	(82,642)	(401,434)	7,387,331	680,170	—	—
✧✧LVIP Western Asset Core Bond Fund	10,598,447	556,580	985,232	(116,352)	(684,844)	9,368,599	995,072	—	—
Global Equity Fund-1.20%@
✧✧LVIP BlackRock Global Real Estate Fund	2,440,911	126,018	204,054	(7,028)	(104,645)	2,251,202	235,211	—	—
Total	$196,201,348	$16,172,035	$17,732,898	$(1,290,222)	$(11,884,846)	$181,465,417		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4